Prepaid expenses and accrued income	12 Months Ended
Dec. 31, 2018
Prepaid expenses and accrued income
Prepaid expenses and accrued income

19. Prepaid expenses and accrued income

Non-current

EURm	2018	2017
R&D tax credits and other indirect tax receivables	155	174
Deposits	56	77
Other	97	117
Total	308	368

Current

EURm	2018	2017
Social security, R&D tax credits, VAT and other indirect taxes	514	552
Divestment-related receivables	67	79
Deposits	35	28
Accrued revenue(1)	–	232
Other	408	368
Total	1 024	1 259

(1)   As a result of the adoption of IFRS 15 in the beginning of 2018, accrued revenue is presented within contract assets. Refer to Note 3, New and amended standards and interpretations and Note 8, Revenue recognition.